Shareholders' Equity - Schedule of Treasury Stock Purchases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Maximum Shares Authorized for Purchase (in shares)			18,458,931
Shares Acquired (in shares)	0	0	2,183,503
Purchase Price	$ 0	$ 0	$ 53,160
June Program
Class of Stock [Line Items]
Maximum Shares Authorized for Purchase (in shares)			1,782,426
Shares Acquired (in shares)			1,782,426
Purchase Price			$ 43,380
October Program
Class of Stock [Line Items]
Maximum Shares Authorized for Purchase (in shares)			16,676,505
Shares Acquired (in shares)			401,077
Purchase Price			$ 9,780